Intangible Assets and Goodwill - Somos - Anglo (Predecessor) (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2017
Intangible Assets and Goodwill
Goodwill	R$ 3,307,805
Content & EdTech Platform
Intangible Assets and Goodwill
Goodwill	3,297,077
Digital Services Platform
Intangible Assets and Goodwill
Goodwill	R$ 10,728
Somos - Anglo (Predecessor)
Intangible Assets and Goodwill
Goodwill		R$ 280,872
Somos - Anglo (Predecessor) | Content & EdTech Platform
Intangible Assets and Goodwill
Goodwill		269,037
Somos - Anglo (Predecessor) | Digital Services Platform
Intangible Assets and Goodwill
Goodwill		R$ 11,835